Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Accrual TDRs:
Balance at beginning of fiscal year		¥ 613,844	[1]	¥ 867,090	[1]	¥ 832,267
Additions (new accrual TDR status)	[1]	492,269		175,178		364,445
Transfers to other impaired loans (including nonaccrual TDRs)		(40,182)		(164,016)		(28,001)
Loans sold		(1,637)		(9)		(223)
Principal payments and other		(244,475)		(264,399)		(301,398)
Balance at end of fiscal year	[1]	819,819		613,844		867,090
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year		1,111,306	[1]	819,716	[1]	1,028,760
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	541,789		617,481		281,456
Charge-off		(106,097)		(65,198)		(79,684)
Transfers to accrual TDRs		(333,478)		(32,190)		(48,176)
Loans sold		(44,984)		(12,224)		(14,448)
Principal payments and other		(272,505)		(216,279)		(348,192)
Balance at end of fiscal year	[1]	896,031		1,111,306		819,716
Card [Member]
Accrual TDRs:
Balance at beginning of fiscal year		37,896
Balance at end of fiscal year		32,564		37,896
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		11,699		10,954		12,756
MUAH [Member]
Accrual TDRs:
Balance at beginning of fiscal year		49,601
Balance at end of fiscal year		24,708		49,601
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		25,023		19,725		13,278
Krungsri [Member]
Accrual TDRs:
Balance at beginning of fiscal year		8,494
Balance at end of fiscal year		23,588		8,494
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		875		3,124		4,437
Lease receivables excluded from accrual TDRs as impaired loans		4,065		4,172		4,333
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		74		240		924
Lease receivables excluded from other impaired loans		389		567		1,629
Additions of nonaccrual TDRs		¥ 7,471		¥ 7,989		¥ 4,009

[1]	For the fiscal year ended March 31, 2015, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2015. For the fiscal year ended March 31, 2016, lease receivables of ¥3,124 million and ¥240 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,172 million and ¥567 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2016. For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017.
[2]	Included in the additions of other impaired loans for the fiscal years ended March 31, 2015, 2016 and 2017 are nonaccrual TDRs as follows: ¥12,756 million, ¥10,954 million and ¥11,699 million-Card; ¥13,278 million, ¥19,725 million and ¥25,023 million-MUAH; and ¥4,009 million, ¥7,989 million and ¥7,471 million-Krungsri, respectively.